Average Annual Total Returns - AB Relative Value Fund	Feb. 26, 2021
RussellOneZeroZeroZeroValueIndex [Member]
Average Annual Return:
1 Year	2.80%
5 Years	9.74%
10 Years	10.50%
Class A
Average Annual Return:
1 Year	(1.56%)	[1]
5 Years	8.53%	[1]
10 Years	10.69%	[1]
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	(1.84%)	[1]
5 Years	6.49%	[1]
10 Years	9.34%	[1]
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	(0.73%)	[1]
5 Years	6.31%	[1]
10 Years	8.55%	[1]
Class C
Average Annual Return:
1 Year	1.04%
5 Years	8.68%
10 Years	10.40%
Advisor Class
Average Annual Return:
1 Year	3.03%
5 Years	9.73%
10 Years	11.50%
Class R
Average Annual Return:
1 Year	2.54%
5 Years	9.18%
10 Years	10.92%
Class K
Average Annual Return:
1 Year	2.82%
5 Years	9.50%
10 Years	11.22%
Class I
Average Annual Return:
1 Year	3.02%
5 Years	9.75%
10 Years	11.55%
Class Z
Average Annual Return:
1 Year	3.09%	[2]
5 Years	9.81%	[2]
10 Years	11.59%	[2]
Inception Date	Oct. 15, 2013	[2]

[1]	After-tax returns:– Are shown for Class A shares only and will vary for the other Classes of shares because these Classes have different expense ratios;– Are estimates based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and are likely to differ from those shown; and– Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
[2]	Inception date for Class Z shares is 10/15/13. Performance information for periods prior to the inception of Class Z shares is the performance of the Fund’s Class A shares adjusted to reflect the expense ratio of Class Z shares.